Schedules of Investments As of October 31, 2023

Permanent Portfolio®

Class A – PRPDX | Class C – PRPHX | Class I – PRPFX

Short-Term Treasury Portfolio

Class I – PRTBX

Versatile Bond Portfolio

Class A – PRVDX | Class C – PRVHX | Class I – PRVBX

Aggressive Growth Portfolio

Class A – PAGDX | Class C – PAGHX | Class I – PAGRX

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2023 (Unaudited)

Quantity		Market Value
	GOLD ASSETS — 22.05% of Total Net Assets
217,320 Troy Oz.	Gold bullion (a)	$431,422,691
90,000 Coins	One-ounce gold coins (a)	183,251,000

	Total Gold Assets (identified cost $328,396,837)	$614,673,691

	SILVER ASSETS — 4.96% of Total Net Assets
6,058,176 Troy Oz.	Silver bullion (a)	$138,374,802

	Total Silver Assets (identified cost $92,215,771)	$138,374,802

Principal Amount
	SWISS FRANC ASSETS — 7.70% of Total Net Assets
CHF 97	Swiss franc deposits	$107

CHF 60,000,000	1.250% Swiss Confederation Bonds, 06-11-24	$65,830,814
CHF 70,000,000	1.500% Swiss Confederation Bonds, 07-24-25	77,202,770
CHF 65,000,000	1.250% Swiss Confederation Bonds, 05-28-26	71,663,277

	Total Swiss Confederation bonds	$214,696,861

	Total Swiss Franc Assets (identified cost $211,163,403)	$214,696,968

Number of Shares
	REAL ESTATE AND NATURAL RESOURCE STOCKS — 17.47% of Total Net Assets

	NATURAL RESOURCES — 9.56% of Total Net Assets
170,000	APA Corporation	$6,752,400
160,000	BHP Group, Ltd. (b)	9,129,600
2,000,000	Birchcliff Energy, Ltd.	11,040,000
145,000	BP, p.l.c. (b)	5,304,100
500,000	Cameco Corporation	20,455,000
145,000	Canadian Natural Resources Ltd.	9,211,850
140,000	Chevron Corporation	20,402,200
140,000	ConocoPhillips	16,632,000
300,000	Devon Energy Corporation	13,971,000
140,000	Exxon Mobil Corporation	14,819,000
2,100,000	Freeport-McMoRan, Inc.	70,938,000
350,000	Murphy Oil Corporation	15,704,500
125,000	Nutrien, Ltd.	6,712,500
170,000	Occidental Petroleum Corporation	10,507,700
100,000	Occidental Petroleum Corporation warrants (a)	3,986,000
170,000	Ovintiv, Inc.	8,160,000
160,000	Rio Tinto p.l.c (b)	10,294,400
500,000	South32 Limited (b)	5,355,000
200,000	Vale S.A. (b)	2,742,000
150,000	Viper Energy Partners LP	4,272,000

		$266,389,250

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2023 (Unaudited)

Number of Shares		Market Value
	REAL ESTATE — 7.91% of Total Net Assets
125,000	Alexander & Baldwin, Inc.	$1,975,000
20,000	American Tower Corporation	3,563,800
60,000	AvalonBay Communities, Inc.	9,944,400
60,000	Boston Properties, Inc.	3,214,200
200,000	Centerspace	9,716,000
75,000	Digital Realty Trust, Inc.	9,327,000
60,000	Essex Property Trust, Inc.	12,835,200
100,000	Federal Realty Investment Trust	9,119,000
150,000	Highwoods Properties, Inc.	2,683,500
300,000	Kimco Realty Corporation	5,382,000
400,000	Outfront Media, Inc.	3,904,000
150,000	Prologis, Inc.	15,112,500
125,000	Regency Centers Corporation	7,532,500
100,000	Simon Property Group, Inc.	10,989,000
55,000	Texas Pacific Land Corporation	101,527,250
125,000	UDR, Inc.	3,976,250
250,000	UMH Properties, Inc.	3,452,500
100,000	Vornado Realty Trust	1,920,000
150,000	Weyerhaeuser Company	4,303,500

		$220,477,600

	Total Real Estate and Natural Resource Stocks (identified cost $297,169,547)	$486,866,850

	AGGRESSIVE GROWTH STOCKS — 17.94% of Total Net Assets

	AEROSPACE — 1.06% of Total Net Assets
65,000	Lockheed Martin Corporation	$29,551,600

		$29,551,600

	CHEMICALS — .95% of Total Net Assets
65,000	Air Products & Chemicals, Inc.	$18,358,600
65,000	Albemarle Corporation	8,240,700

		$26,599,300
	COMPUTER SOFTWARE & SERVICES — 1.61% of Total Net Assets
65,000	Autodesk, Inc. (a)	$12,845,950
1,500,000	Palantir Technologies, Inc. Class A (a)	22,200,000
190,000	Twilio, Inc. Class A (a)	9,739,400

		$44,785,350
	ELECTRICAL EQUIPMENT & ELECTRONICS — 2.92% of Total Net Assets
30,000	Broadcom, Inc.	$25,241,100
200,000	Intel Corporation	7,300,000
120,000	NVIDIA Corporation	48,936,000

		$81,477,100
	ENERGY SERVICES & PROCESSING — .70% of Total Net Assets
200,000	HF Sinclair Corporation	$11,076,000
75,000	Phillips 66	8,555,250

		$19,631,250
	ENGINEERING & CONSTRUCTION — .69% of Total Net Assets
175,000	Fluor Corporation (a)	$5,825,750
125,000	Lennar Corporation Class A	13,335,000

		$19,160,750

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2023 (Unaudited)

Number of Shares		Market Value
	ENTERTAINMENT & LEISURE — 2.29% of Total Net Assets
65,000	Disney (Walt) Company (a)	$5,303,350
175,000	Meta Platforms, Inc. Class A (a)	52,722,250
65,000	Wynn Resorts, Ltd. (a)	5,705,700

		$63,731,300
	FINANCIAL SERVICES — 1.50% of Total Net Assets
300,000	Affirm Holdings, Inc. Class A (a)	$5,283,000
175,000	Morgan Stanley	12,393,500
175,000	Schwab (Charles) Corporation	9,107,000
50,000	State Street Corporation	3,231,500
50,000	Visa, Inc. Class A	11,755,000

		$41,770,000
	MANUFACTURING — 1.96% of Total Net Assets
70,000	Agilent Technologies, Inc.	$7,235,900
70,000	Illinois Tool Works, Inc.	15,688,400
70,000	IPG Photonics Corporation (a)	6,013,000
70,000	Parker-Hannifin Corporation	25,823,700

		$54,761,000
	MATERIALS — .66% of Total Net Assets
125,000	Nucor Corporation	$18,473,750

		$18,473,750
	PHARMACEUTICALS — .63% of Total Net Assets
65,000	Amgen, Inc.	$16,620,500
500,000	Atara Biotherapeutics, Inc. (a)	645,000
300,000	Personalis, Inc. (a)	288,660

		$17,554,160
	RETAIL — 1.39% of Total Net Assets
55,000	Costco Wholesale Corporation	$30,384,200
55,000	Williams-Sonoma, Inc.	8,263,200

		$38,647,400
	TRANSPORTATION — 1.58% of Total Net Assets
175,000	Canadian Pacific Kansas City Limited	$12,419,750
65,000	FedEx Corporation	15,606,500
75,000	Ryder System, Inc.	7,315,500
200,000	Uber Technologies, Inc. (a)	8,656,000

		$43,997,750

	Total Aggressive Growth Stocks (identified cost $255,659,363)	$500,140,710

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2023 (Unaudited)

Principal Amount		Market Value
	DOLLAR ASSETS — 29.54% of Total Net Assets

	CORPORATE BONDS — 27.66% of Total Net Assets

	ADVERTISING & MARKETING — .27% of Total Net Assets
$7,500,000	4.200% The Interpublic Group of Companies, Inc., 04-15-24	$7,414,339

		$7,414,339
	AEROSPACE — .37% of Total Net Assets
3,000,000	8.375% Lockheed Martin Corporation, 06-15-24	$3,046,832
7,500,000	2.930% Northrop Grumman Corporation, 01-15-25	7,245,821

		$10,292,653
	CHEMICALS — .34% of Total Net Assets
10,000,000	4.650% Albemarle Corporation, 06-01-27	$9,461,670

		$9,461,670
	COMMUNICATIONS SERVICES — .12% of Total Net Assets
3,500,000	.750% Bell Canada, 03-17-24	$3,431,134

		$3,431,134
	COMPUTER SOFTWARE & SERVICES — 1.18% of Total Net Assets
33,500,000	4.750% Trimble, Inc., 12-01-24	$32,976,730

		$32,976,730
	CONSUMER PRODUCTS — 4.73% of Total Net Assets
23,197,000	3.222% B.A.T. Capital Corporation, 08-15-24	$22,710,083
15,000,000	4.600% Conagra Brands, Inc., 11-01-25	14,568,240
7,500,000	7.125% Conagra Brands, Inc., 10-01-26	7,704,352
5,000,000	3.650% General Mills, Inc., 02-15-24	4,969,262
20,000,000	3.500% Imperial Brands, p.l.c., 07-26-26 (c)	18,689,500
11,070,000	2.250% Mondelez International Holdings Netherlands B.V., 09-19-24 (c)	10,721,699
30,000,000	1.250% Pernod Ricard International Finance, LLC, 04-01-28 (c)	24,889,560
7,500,000	2.750% Reckitt Benckiser Treasury Services PLC, 06-26-24 (c)	7,344,731
15,000,000	3.500% Smucker (J. M.) Company, 03-15-25	14,519,663
6,000,000	2.250% Suntory Holdings, Ltd., 10-16-24 (c)	5,776,923

		$131,894,013
	ELECTRICAL EQUIPMENT & ELECTRONICS — .26% of Total Net Assets
7,500,000	4.625% Avnet, Inc., 04-15-26	$7,215,195

		$7,215,195
	ENGINEERING & CONSTRUCTION — .96% of Total Net Assets
15,000,000	2.500% D.R. Horton, Inc., 10-15-24	$14,515,980
5,000,000	4.750% Lennar Corporation, 11-29-27	4,763,617
7,500,000	5.500% PulteGroup, Inc., 03-01-26	7,423,627

		$26,703,224
	ENTERTAINMENT & LEISURE — .10% of Total Net Assets
2,500,000	7.625% Disney (Walt) Company, 11-30-28	$2,712,065

		$2,712,065

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2023 (Unaudited)

Principal Amount		Market Value
	FINANCIAL SERVICES — 4.73% of Total Net Assets
$13,500,000	4.250% Affiliated Managers Group, Inc., 02-15-24	$13,428,882
7,500,000	3.500% Affiliated Managers Group, Inc., 08-01-25	7,137,776
7,500,000	6.750% AmSouth Bancorporation, 11-01-25	7,569,300
15,000,000	4.000% Apollo Management Holdings, LLC, 05-30-24 (c)	14,738,024
7,500,000	4.250% Associated Banc-Corp, 01-15-25	7,252,950
7,500,000	3.375% Citadel Finance, LLC, 03-09-26 (c)	6,766,605
10,000,000	3.650% Fifth Third Bancorp, 01-25-24	9,927,075
7,500,000	3.750% Intercontinental Exchange, Inc., 12-01-25	7,200,018
15,000,000	4.875% Janus Henderson Holdings, Inc., 08-01-25	14,652,922
5,000,000	4.700% Key Bank, N.A., 01-26-26	4,641,193
17,500,000	3.750% Lazard Group, LLC, 02-13-25	16,923,646
7,500,000	5.400% Manufacturers & Traders Trust Company, 11-21-25	7,245,173
15,000,000	.700% UBS Group, AG, 08-09-24 (c)	14,421,683

		$131,905,247
	INFORMATION SERVICES — .18% of Total Net Assets
5,000,000	2.750% Fiserv, Inc., 07-01-24	$4,890,998

		$4,890,998
	INSURANCE — 1.60% of Total Net Assets
15,000,000	3.625% Alleghany Corporation, 05-15-30	$13,179,952
5,000,000	4.500% Horace Mann Educators Corporation, 12-01-25	4,748,473
15,000,000	4.350% Kemper Corporation, 02-15-25	14,487,840
2,163,000	7.625% Massachusetts Mutual Life Insurance Company, 11-15-23 (c)	2,164,101
7,500,000	4.400% Mercury General Corporation, 03-15-27	6,936,491
3,500,000	5.125% SBL Holdings, Inc., 11-13-26 (c)	3,172,976

		$44,689,833
	MANUFACTURING — 1.36% of Total Net Assets
15,000,000	2.750% Alcon Finance Corporation, 09-23-26 (c)	$13,698,308
10,000,000	4.625% Kennametal, Inc., 06-15-28	9,366,670
10,000,000	4.550% Keysight Technologies, Inc., 10-30-24	9,848,300
5,000,000	2.700% Parker-Hannifin Corporation, 06-14-24	4,899,590

		$37,812,868
	MATERIALS — .86% of Total Net Assets
7,500,000	2.400% Steel Dynamics, Inc., 06-15-25	$7,078,125
7,250,000	4.500% Vulcan Materials Company, 04-01-25	7,112,663
10,000,000	3.000% WRKCO, Inc., 09-15-24	9,752,540

		$23,943,328
	NATURAL RESOURCES — 2.32% of Total Net Assets
7,500,000	4.875% BHP Billiton Finance (USA) Limited, 02-27-26	$7,388,194
5,250,000	3.900% Cimarex Energy Company, 05-15-27	4,509,049
4,500,000	3.900% Coterra Energy, Inc., 05-15-27	4,197,447
20,000,000	4.250% Mosaic Company, 11-15-23	19,975,110
5,000,000	4.000% Nutrien, Ltd., 12-15-26	4,740,400
15,000,000	5.375% Ovintiv Exploration, Inc., 01-01-26	14,746,875
4,779,000	4.125% Parsley Energy, LLC, 02-15-28 (c)	4,395,643
5,000,000	3.800% Yara International ASA, 06-06-26 (c)	4,737,500

		$64,690,218

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2023 (Unaudited)

Principal Amount		Market Value
	PHARMACEUTICALS — .49% of Total Net Assets
$4,950,000	6.800% Bristol-Myers Squibb Company, 11-11-15	$5,136,355
6,500,000	3.250% EMD Finance, LLC, 03-15-25 (c)	6,252,334
2,169,000	4.400% Takeda Pharmaceutical Company, Limited, 11-26-23	2,165,123

		$13,553,812
	REAL ESTATE — 4.60% of Total Net Assets
7,500,000	4.100% Brandywine Operating Partnership, L.P., 10-01-24	$7,228,125
5,000,000	3.950% Brandywine Operating Partnership, L.P., 11-15-27	4,143,155
5,000,000	3.500% Camden Property Trust, 09-15-24	4,890,385
11,000,000	2.000% Corporate Office Properties, L.P., 01-15-29	8,359,764
5,000,000	2.625% Equinix, Inc., 11-18-24	4,827,750
9,500,000	3.950% Federal Realty Investment Trust, 01-15-24	9,448,083
5,000,000	1.250% Federal Realty Investment Trust, 02-15-26	4,496,543
7,500,000	4.125% Highwoods Realty, L.P., 03-15-28	6,496,316
7,927,000	4.450% Kimco Realty Corporation, 01-15-24	7,873,017
8,725,000	3.850% Kimco Realty Corporation, 06-01-25	8,317,987
4,537,000	4.400% LXP Industrial Trust, 06-15-24	4,441,752
5,000,000	4.600% Realty Income Corporation, 02-06-24	4,968,480
10,000,000	5.000% Retail Opportunity Investments Corporation, 12-15-23	9,975,905
15,000,000	4.000% Retail Opportunity Investments Corporation, 12-15-24	14,543,048
12,500,000	3.625% Site Centers Corporation, 02-01-25	12,013,437
8,500,000	2.300% Sun Communities Operating Limited Partnership, 11-01-28	6,986,541
10,000,000	2.950% UDR, Inc., 09-01-26	9,240,405

		$128,250,693
	RETAIL — .90% of Total Net Assets
7,500,000	1.750% Advance Auto Parts, Inc., 10-01-27	$6,086,479
14,500,000	3.500% AutoNation, Inc., 11-15-24	14,021,094
5,000,000	4.750% Starbucks Corporation, 02-15-26	4,914,275

		$25,021,848
	TRANSPORTATION — 1.32% of Total Net Assets
7,500,000	2.875% Canadian Pacific Kansas City Limited, 11-15-29	$6,326,314
5,000,000	3.500% CSX Corporation, 11-01-25	4,787,135
7,500,000	3.875% Hunt (J.B.) Transport Services, Inc., 03-01-26	7,213,414
11,750,000	4.450% Penske Truck Leasing Company, L.P., 01-29-26 (c)	11,247,123
7,500,000	2.500% Ryder System, Inc., 09-01-24	7,279,748

		$36,853,734
	UTILITIES — .97% of Total Net Assets
7,500,000	4.250% Black Hills Corporation, 11-30-23	$7,488,495
7,500,000	5.200% National Fuel Gas Company, 07-15-25	7,364,884
5,000,000	.800% WEC Energy Group, Inc., 03-15-24	4,901,198
7,500,000	3.300% Xcel Energy, Inc., 06-01-25	7,218,641

		$26,973,218

		$770,686,820

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2023 (Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES —1.88% of Total Net Assets
$23,500,000	United States Treasury bills 2.665%, 11-02-23 (d)	$23,496,569
10,000,000	United States Treasury bonds 2.250%, 03-31-24	9,870,339
10,000,000	United States Treasury bonds .750%, 11-15-24	9,530,408
10,000,000	United States Treasury bonds 1.125%, 01-15-25	9,513,334

		$52,410,650

	Total Dollar Assets (identified cost $860,870,254)	$823,097,470

	Total Portfolio — 99.66% of total net assets (identified cost $2,045,475,175) (e)	$2,777,850,491
	Other assets, less liabilities (.34% of total net assets)	9,367,310

	Net assets applicable to outstanding shares	$2,787,217,801

	Notes:
	(a) Non-income producing.
	(b) Sponsored American Depositary Receipt (ADR).

(c) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2023, these securities amounted to $149,016,710, or 5.35% of Permanent Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(d) Interest rate represents yield to maturity.
	(e) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

SHORT-TERM TREASURY PORTFOLIO Schedule of Investments October 31, 2023 (Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES — 100.24% of Total Net Assets
$1,800,000	United States Treasury bills 4.953%, 11-24-23(a)	$1,796,587
1,000,000	United States Treasury bills 5.282%, 12-19-23(a)	992,958
1,850,000	United States Treasury notes 2.500%, 05-31-24	1,818,748
1,000,000	United States Treasury notes 1.250%, 08-31-24	965,976
1,800,000	United States Treasury notes .625%, 10-15-24	1,719,961
1,300,000	United States Treasury notes 1.500%, 10-31-24	1,250,325
1,500,000	United States Treasury notes 1.375%, 01-31-25	1,428,880
1,400,000	United States Treasury notes 2.625%, 04-15-25	1,348,954

	Total Portfolio — 100.24% of total net assets (identified cost $11,533,530)(b)	$11,322,389
	Liabilities, less other assets (.24% of total net assets)	(27,502)

	Net assets applicable to outstanding shares	$11,294,887

	Notes:
	(a) Interest rate represents yield to maturity.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

VERSATILE BOND PORTFOLIO Schedule of Investments October 31, 2023 (Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS — 86.55% of Total Net Assets

	ADVERTISING & MARKETING — 1.12% of Total Net Assets
$1,000,000	4.200% The Interpublic Group of Companies, Inc., 04-15-24	$988,578

		$988,578
	CHEMICALS — 2.13% of Total Net Assets
1,000,000	3.200% FMC Corporation, 10-01-26	$914,799
1,000,000	.875% Westlake Corporation, 08-15-24	959,684

		$1,874,483
	COMPUTER SOFTWARE & SERVICES — 3.36% of Total Net Assets
3,000,000	4.750% Trimble, Inc., 12-01-24	$2,953,140

		$2,953,140
	CONSUMER PRODUCTS — 12.05% of Total Net Assets
3,277,000	3.222% B.A.T. Capital Corporation, 08-15-24	$3,208,214
1,000,000	7.125% Conagra Brands, Inc., 10-01-26	1,027,247
4,750,000	3.500% Imperial Brands, p.l.c., 07-26-26 (a)	4,438,756
229,000	3.350% Johnson (S.C.) & Son, Inc., 09-30-24 (a)	225,013
1,000,000	3.500% Smucker (J. M.) Company, 03-15-25	967,978
750,000	2.250% Suntory Holdings, Ltd., 10-16-24 (a)	722,115

		$10,589,323
	ELECTRICAL EQUIPMENT & ELECTRONICS — .55% of Total Net Assets
500,000	4.625% Avnet, Inc., 04-15-26	$481,013

		$481,013
	ENERGY SERVICES & PROCESSING — 7.68% of Total Net Assets
5,543,600	4.750% El Paso Energy Capital Trust I, 03-31-28 (b)	$5,086,807
445,000	5.875% HF Sinclair Corporation, 04-01-26	436,101
1,250,000	5.000% Magellan Midstream Partners, L.P., 03-01-26	1,226,743

		$6,749,651
	ENGINEERING & CONSTRUCTION — 1.13% of Total Net Assets
1,000,000	5.500% PulteGroup, Inc., 03-01-26	$989,817

		$989,817
	ENTERTAINMENT & LEISURE — .58% of Total Net Assets
467,000	7.625% Disney (Walt) Company, 11-30-28	$506,614

		$506,614

Continued on following page.

VERSATILE BOND PORTFOLIO Schedule of Investments October 31, 2023 (Unaudited)

Principal Amount		Market Value
	FINANCIAL SERVICES — 15.58% of Total Net Assets
$3,000,000	4.250% Affiliated Managers Group, Inc., 02-15-24	$2,984,196
1,000,000	3.500% Affiliated Managers Group, Inc., 08-01-25	951,704
1,000,000	6.500% B. Riley Financial, Inc., 09-30-26	864,800
1,000,000	3.650% Fifth Third Bancorp, 01-25-24	992,708
500,000	4.700% Key Bank, N.A., 01-26-26	464,119
375,000	4.625% KKR Group Finance Company IX, LLC, 04-01-61	248,400
4,500,000	3.750% Lazard Group, LLC, 02-13-25	4,351,794
3,000,000	2.900% Manufactuers & Traders Trust Company, 02-06-25	2,844,203

		$13,701,924
	INSURANCE — 10.00% of Total Net Assets
500,000	4.200% Brown & Brown, Inc., 09-15-24	$491,364
1,500,000	4.500% Brown & Brown, Inc., 03-15-29	1,374,061
2,000,000	4.500% Horace Mann Educators Corporation, 12-01-25	1,899,389
3,000,000	4.350% Kemper Corporation, 02-15-25	2,897,568
1,750,000	4.400% Mercury General Corporation, 03-15-27	1,618,515
750,000	7.450% Phoenix Companies, Inc., 01-15-32	510,000

		$8,790,897
	MANUFACTURING — 4.66% of Total Net Assets
375,000	8.125% Babcock & Wilcox Enterprises, Inc., 02-28-26	$311,550
3,000,000	4.625% Kennametal, Inc., 06-15-28	2,810,001
1,000,000	4.550% Keysight Technologies, Inc., 10-30-24	984,830

		$4,106,381
	MATERIALS — 1.10% of Total Net Assets
1,000,000	2.800% Steel Dynamics, Inc., 12-15-24	$965,000

		$965,000
	NATURAL RESOURCES — 5.03% of Total Net Assets
1,000,000	3.900% Cimarex Energy Company, 05-15-27	$858,867
500,000	1.625% Glencore Funding, LLC, 09-01-25 (a)	462,293
1,000,000	5.375% Ovintiv Exploration, Inc., 01-01-26	983,125
2,300,000	4.125% Parsley Energy, LLC, 02-15-28 (a)	2,115,501

		$4,419,786
	PHARMACEUTICALS — .41% of Total Net Assets
370,000	2.900% Bristol-Myers Squibb Company, 07-26-24 (a)	$362,496

		$362,496

Continued on following page.

VERSATILE BOND PORTFOLIO Schedule of Investments October 31, 2023 (Unaudited)

Principal Amount		Market Value
	REAL ESTATE — 14.85% of Total Net Assets
$2,000,000	4.100% Brandywine Operating Partnership, L.P., 10-01-24	$1,927,500
1,100,000	2.000% Corporate Office Properties, L.P., 01-15-29	835,975
350,000	3.125% Cubesmart, L.P., 09-01-26	321,567
408,000	3.375% Duke Realty, L.P., 12-15-27	358,575
500,000	7.600% First Industrial, L.P., 07-15-28	510,094
1,000,000	4.450% Kimco Realty Corporation, 01-15-24	993,190
1,250,000	3.850% Kimco Realty Corporation, 06-01-25	1,191,689
620,000	4.600% Realty Income Corporation, 02-06-24	616,092
470,000	3.750% Regency Centers, L.P., 06-15-24	462,093
3,250,000	5.000% Retail Opportunity Investments Corporation, 12-15-23	3,242,169
2,250,000	4.000% Retail Opportunity Investments Corporation, 12-15-24	2,181,457
500,000	2.300% Sun Communities Operating Limited Partnership, 11-01-28	410,973

		$13,051,374
	RETAIL — 2.75% of Total Net Assets
2,500,000	3.500% AutoNation, Inc., 11-15-24	$2,417,430

		$2,417,430
	TRANSPORTATION — .55% of Total Net Assets
500,000	2.500% Ryder System, Inc., 09-01-24	$485,317

		$485,317
	UTILITIES — 3.02% of Total Net Assets
1,255,000	4.250% Black Hills Corporation, 11-30-23	$1,253,075
498,000	3.600% Eastern Gas Transmission & Storage, Inc., 12-15-24	483,642
500,000	7.375% National Fuel Gas Company, 06-13-25	509,973
415,000	3.508% Niagara Mohawk Power Corporation, 10-01-24 (a)	404,754

		$2,651,444

	Total Corporate Bonds (identified cost $80,593,746)	$76,084,668

	UNITED STATES TREASURY SECURITIES — 1.99% of Total Net Assets
1,750,000	United States Treasury bills 4.885%, 11-14-23 (c)	$1,746,682

	Total United States Treasury Securities (identified cost $1,746,649)	$1,746,682

Number of Shares
	PREFERRED STOCKS — 11.15% of Total Net Assets

	COMMUNICATIONS SERVICES — 2.31% of Total Net Assets
45,000	7.125% DigitalBridge Group, Inc., Preferred Class H (d)	$967,500
45,000	7.125% DigitalBridge Group, Inc., Preferred Class J (d)	938,700
10,000	6.000% Telephone & Data Systems, Inc., Preferred Class VV (d)	128,500

		$2,034,700
	FINANCIAL SERVICES — 4.29% of Total Net Assets
15,000	5.625% Associated Banc-Corp, Preferred Class F (e)	$250,650
50,000	5.000% Capital One Financial Corporation, Preferred Class I (e)	814,500
42,500	7.875% Compass Diversified Holdings, Preferred Class C (d)	1,015,750
10,000	6.000% Merchants Bancorp, Preferred Class C (e)	172,150
15,000	4.450% Schwab (Charles) Corporation, Preferred Class J (e)	264,750
35,000	6.000% Steel Partners Holdings, L.P., Cumulative Preferred Class C, 02-07-26	809,200
35,000	4.875% WaFD, Inc., Preferred Class A (e)	442,750

		$3,769,750

Continued on following page.

VERSATILE BOND PORTFOLIO Schedule of Investments October 31, 2023 (Unaudited)

Number of Shares		Market Value
	INSURANCE — .32% of Total Net Assets
500,000	6.500% SBL Holdings, Inc., Perpetual Hybrid Subordinated (a)(d)(f)	$280,791

		$280,791
	MANUFACTURING — 1.21% of Total Net Assets
40,000	10.625% Wesco International, Inc., Preferred Class A (d)(f)	$1,066,400

		$1,066,400
	REAL ESTATE — 3.02% of Total Net Assets
45,000	6.375% CTO Realty Growth, Inc., Preferred Class A (d)	$794,700
20,000	6.250% Regency Centers Corporation, Preferred Class A (d)	461,200
65,000	5.875% Regency Centers Corporation, Preferred Class B (d)	1,402,050

		$2,657,950

	Total Preferred Stocks (identified cost $12,208,534)	$9,809,591

	Total Portfolio — 99.69% of total net assets (identified cost $94,548,929) (g)	$87,640,941
	Other assets, less liabilities (.31% of total net assets)	269,951

	Net assets applicable to outstanding shares	$87,910,892

	Notes:

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2023, these securities amounted to $9,011,719, or 10.25% of Versatile Bond Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(b) Convertible security.
	(c) Interest rate represents yield to maturity.
	(d) Cumulative, perpetual preferred stock.
	(e) Non-cumulative, perpetual preferred stock.
	(f) Variable or floating rate security whereby the interest rate is periodically reset. The interest rate shown reflects the rate in effect as of October 31, 2023.
	(g) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

AGGRESSIVE GROWTH PORTFOLIO Schedule of Investments October 31, 2023 (Unaudited)

Number of Shares		Market Value
	AGGRESSIVE GROWTH STOCKS — 95.18% of Total Net Assets

	AEROSPACE — 4.16% of Total Net Assets
3,000	Lockheed Martin Corporation	$1,363,920

		$1,363,920
	CHEMICALS — 5.30% of Total Net Assets
3,000	Air Products & Chemicals, Inc.	$847,320
7,000	Albemarle Corporation	887,460

		$1,734,780
	COMPUTER SOFTWARE & SERVICES — 8.28% of Total Net Assets
5,000	Autodesk, Inc. (a)	$988,150
75,000	Palantir Technologies, Inc. Class A (a)	1,110,000
12,000	Twilio, Inc. Class A (a)	615,120

		$2,713,270
	ELECTRICAL EQUIPMENT & ELECTRONICS — 18.01% of Total Net Assets
2,000	Broadcom, Inc.	$1,682,740
15,000	Intel Corporation	547,500
9,000	NVIDIA Corporation	3,670,200

		$5,900,440
	ENERGY SERVICES & PROCESSING — 3.38% of Total Net Assets
20,000	HF Sinclair Corporation	$1,107,600

		$1,107,600
	ENGINEERING & CONSTRUCTION — 2.65% of Total Net Assets
10,000	Fluor Corporation (a)	$332,900
5,000	Lennar Corporation Class A	533,400

		$866,300
	ENTERTAINMENT & LEISURE — 7.19% of Total Net Assets
5,000	Disney (Walt) Company (a)	$407,950
5,000	Meta Platforms, Inc. Class A (a)	1,506,350
5,000	Wynn Resorts, Ltd. (a)	438,900

		$2,353,200
	FINANCIAL SERVICES — 7.70% of Total Net Assets
15,000	Affirm Holdings, Inc. Class A (a)	$264,150
10,000	Morgan Stanley	708,200
10,000	Schwab (Charles) Corporation	520,400
5,000	State Street Corporation	323,150
3,000	Visa, Inc. Class A	705,300

		$2,521,200
	MANUFACTURING — 7.74% of Total Net Assets
4,000	Agilent Technologies, Inc.	$413,480
3,000	Illinois Tool Works, Inc.	672,360
4,000	IPG Photonics Corporation (a)	343,600
3,000	Parker-Hannifin Corporation	1,106,730

		$2,536,170

Continued on following page.

AGGRESSIVE GROWTH PORTFOLIO Schedule of Investments October 31, 2023 (Unaudited)

Number of Shares		Market Value
	MATERIALS — 2.26% of Total Net Assets
5,000	Nucor Corporation	$738,950

		$738,950
	NATURAL RESOURCES — 14.28% of Total Net Assets
100,000	Birchcliff Energy, Ltd.	$552,000
100,000	Freeport-McMoRan, Inc.	3,378,000
5,000	Nutrien, Ltd.	268,500
10,000	Ovintiv, Inc.	480,000

		$4,678,500
	PHARMACEUTICALS — 2.47% of Total Net Assets
3,000	Amgen, Inc.	$767,100
25,000	Atara Biotherapeutics, Inc. (a)	32,250
10,000	Personalis, Inc. (a)	9,622

		$808,972
	RETAIL — 5.67% of Total Net Assets
2,000	Costco Wholesale Corporation	$1,104,880
5,000	Williams-Sonoma, Inc.	751,200

		$1,856,080
	TRANSPORTATION — 6.09% of Total Net Assets
5,000	Canadian Pacific Kansas City Limited	$354,850
3,000	FedEx Corporation	720,300
5,000	Ryder System, Inc.	487,700
10,000	Uber Technologies, Inc.	432,800

		$1,995,650

	Total Aggressive Growth Stocks (identified cost $13,272,921)	$31,175,032

Principal Amount
	UNITED STATES TREASURY SECURITIES — 4.57% of Total Net Assets
$ 1,500,000	United States Treasury bills 4.885%, 11-14-23 (b)	$1,497,156

	Total United States Treasury Securities (identified cost $1,497,132)	$1,497,156

	Total Portfolio — 99.75% of total net assets (identified cost $14,770,053) (c)	$32,672,188
	Other assets, less liabilities (.25% of total net assets)	81,573

	Net assets applicable to outstanding shares	$32,753,761

	Notes:
	(a) Non-income producing.
	(b) Interest rate represents yield to maturity.
	(c) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

NOTES TO SCHEDULES OF INVESTMENTS

October 31, 2023 (Unaudited)

NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS

The following is a summary of net unrealized appreciation (depreciation) of investments as of October 31, 2023 for federal income tax purposes:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
Aggregate gross unrealized appreciation of investments with excess of value over tax cost:
Investments in securities	$487,946,393	$51	$11,144	$19,820,587
Investments other than securities	332,435,885	—	—	—

	820,382,278	51	11,144	19,820,587
Aggregate gross unrealized depreciation of investments with excess of tax cost over value:
Investments in securities	(88,006,962)	(211,192)	(6,919,132)	(1,918,452)
Investments other than securities	—	—	—	—

	(88,006,962)	(211,192)	(6,919,132)	(1,918,452)

Net unrealized appreciation (depreciation) of investments	$732,375,316	$(211,141)	$(6,907,988)	$17,902,135

VALUATION OF INVESTMENTS

Each Portfolio’s assets are valued primarily at market value on the basis of the last quoted sales price on the exchange or system on which they are principally traded. Equity securities traded on the Nasdaq National Market System are normally valued at the Nasdaq Official Closing Price provided by Nasdaq, usually as of 4:00 p.m. Eastern Time each business day. Equity securities that are not traded on a listed exchange or system are valued at the last sales price in the over-the-counter market. If there is no trading in an investment on a business day, the investment will be valued at the mean between its closing bid and asked prices on the exchange or system on which the security is principally traded. Short- and long-term debt securities, including U.S. government and agency securities, listed corporate bonds, other fixed income securities and unlisted securities, are generally valued at the latest price furnished by an independent pricing service. Gold and silver bullion are valued at the closing spot settlement price on the New York Commodity Exchange. Gold and silver coins are valued at the price furnished by an independent pricing service. Deposits of Swiss francs and Swiss government bonds will be valued each business day at prices (converted into U.S. dollars) quoted by an independent pricing service. Foreign securities traded on an exchange are valued on the basis of market quotations most recently available from that exchange. All investments denominated in foreign currencies are converted into U.S. dollars using exchange rates obtained from an independent pricing service. Investments for which bona fide market quotations are not readily available, or investments for which the Fund’s investment adviser determines that a quotation or a price for a portfolio security provided by a dealer or an independent pricing service is not believed to be reflective of market value, are valued by the Valuation Committee of the Fund’s investment adviser pursuant to fair value procedures approved by the Fund’s Board of Trustees. The Fund’s investment adviser has been designated as the Fund’s valuation designee, effective September 8, 2022, with responsibility for fair valuation, subject to oversight by the Fund’s Board of Trustees.

Continued on following page.

NOTES TO SCHEDULES OF INVESTMENTS

October 31, 2023 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during a reporting period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 — Quoted prices in active markets for identical assets

The Fund’s Level 1 valuation techniques use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

Level 2 — Significant other observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Observable inputs may include quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, in which there are few transactions, where prices may not be current, or where price quotations vary substantially over time or among market participants. Inputs that are observable for an asset or liability in Level 2 include such factors as interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar assets or liabilities.

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s Level 3 valuation techniques include the use of unobservable inputs that reflect assumptions market participants may use or could be expected to use in pricing an asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that it might reasonably be expected to receive for an investment upon its current sale, consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) type of the investment; (ii) existence of any contractual restrictions on the investment’s disposition; (iii) price and extent of public trading in similar investments or of comparable investments; (iv) quotations or evaluated prices from broker-dealers and/or pricing services; (v) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (vi) analysis of an issuer’s financial statements; (vii) evaluation of the forces that influence the issuer and the market(s) in which the investment is purchased and sold; and (viii) with respect to debt securities, maturity, coupon, creditworthiness, spread, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Continued on following page.

NOTES TO SCHEDULES OF INVESTMENTS

October 31, 2023 (Unaudited)

Transfers between levels are recognized at the end of a reporting period. There were no transfers into or out of Levels 1, 2 or 3 during the nine months ended October 31, 2023. The Fund’s Permanent Portfolio, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio held no Level 3 assets during the nine months then ended.

As of October 31, 2023 and during the nine months then ended, the Fund did not hold any derivative instruments, nor did it engage in any hedging activities using derivative instruments.

The following is a summary of the inputs used as of October 31, 2023 in valuing the Fund’s assets:

	Level 1 (Quoted Prices in Active Markets for Identical Assets)	Level 2 (Significant Other Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total
PERMANENT PORTFOLIO®
Gold assets	$614,673,691	$—	$—	$614,673,691
Silver assets	138,374,802	—	—	138,374,802
Swiss franc assets	107	214,696,861	—	214,696,968
Real estate and natural resource stocks	486,866,850	—	—	486,866,850
Aggressive growth stocks †	500,140,710	—	—	500,140,710
Dollar assets:
Corporate bonds †	—	770,686,820	—	770,686,820
United States Treasury securities	—	52,410,650	—	52,410,650

Total Portfolio	$1,740,056,160	$1,037,794,331	$—	$2,777,850,491

	62.64%	37.36%	—%	100.00%

SHORT-TERM TREASURY PORTFOLIO
United States Treasury securities	$—	$11,322,389	$—	$11,322,389

Total Portfolio	$—	$11,322,389	$—	$11,322,389

	—%	100.00%	—%	100.00%
VERSATILE BOND PORTFOLIO
Corporate bonds †	$7,504,206	$68,580,462	$—	$76,084,668
United States Treasury securities †	—	1,746,682		1,746,682
Preferred stocks †	9,528,800	280,791	—	9,809,591

Total Portfolio	$17,033,006	$70,607,935	$—	$87,640,941

	19.43%	80.57%	—%	100.00%
AGGRESSIVE GROWTH PORTFOLIO
Aggressive growth stocks †	$31,175,032	$—	$—	$31,175,032
United States Treasury securities	—	1,497,156	—	1,497,156

Total Portfolio	$31,175,032	$1,497,156	$—	$32,672,188

	95.42%	4.58%	—%	100.00%

†

See the Schedules of Investments for Permanent Portfolio and Aggressive Growth Portfolio for each Portfolio’s industry classification of aggressive growth stocks and the Schedules of Investments for Permanent Portfolio and Versatile Bond Portfolio for each Portfolio’s industry classification of corporate bonds and preferred stocks.

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Schedules of Investments

As of October 31, 2023

INVESTMENT ADVISER

Pacific Heights Asset Management, LLC

600 Montgomery Street

San Francisco, California 94111

CUSTODIAN

State Street Bank and Trust Company

One Congress Street

Boston, Massachusetts 02114

DISTRIBUTOR

Quasar Distributors, LLC

111 East Kilbourn Avenue

Milwaukee, Wisconsin 53202

TRANSFER AGENT

U.S. Bank Global Fund Services

P. O. Box 701

Milwaukee, Wisconsin 53201

(for overnight delivery services,

615 East Michigan Street

Milwaukee, Wisconsin 53202)

(800) 341-8900

SHAREHOLDER SERVICES OFFICE

130 South Brune Street

Bartlett, Texas 76511

(254) 527-3102

(800) 531-5142 Nationwide

www.permanentportfoliofunds.com

Must be preceded or accompanied by a Prospectus.	12/23

Permanent Portfolio®, The Permanent Portfolio Family of Funds®, A Fund for All Seasons® and The Permanent Portfolio Family of Funds logo are registered trademarks of Pacific Heights Asset Management, LLC. This Report is Copyright© 2023 Permanent Portfolio Family of Funds. All rights reserved.